Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Reconciliation of Weighted-Average Common Shares Outstanding Used in the Calculation of Basic Net Income Per Share and Diluted Net Income Per Share

The following table reconciles the weighted-average common shares outstanding used in the calculation of basic net income per share to the weighted average common shares outstanding used in the calculation of diluted net income per share:

	Three Months Ended September 30, 2015	Nine Months Ended September 30, 2015
Determination of shares:
Weighted average common shares outstanding	22,112,261	22,112,261
Assumed conversion of warrant	3,999,998	3,999,998
Assumed conversion of restricted stock	275,276	275,276

Diluted weighted-average common stock outstanding	26,387,535	26,387,535

The following table reconciles the weighted-average common shares outstanding used in the calculation of basic net income per share to the weighted average common shares outstanding used in the calculation of diluted net income per share for the year ended December 31, 2015 and 2014:

Year ended December 31,	2015	2014
Determination of shares:
Weighted average common shares outstanding	22,114,400	22,039,600
Assumed conversion of warrants	3,999,998	3,999,998
Assumed conversion of restricted stock	285,602	204,202

Diluted weighted-average common stock outstanding	26,400,000	26,243,800

Useful Lives of Property, Plant and Equipment

Depreciation is calculated using the straight-line method over the estimated useful lives of the property, plant and equipment, which are:

Years
Land improvements	10
Plant and buildings	5-15
Real estate properties	10-40
Rail spur	30
Vehicles	3-5
Machinery, equipment and tooling	3-15
Furniture and fixtures	3-10
Deferred mining costs	3